UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22123

Nuveen Municipal High Income Opportunity Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund 2 (NMD)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6% (1.4% of Total Investments)
$ 2,290	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 2,098,464
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	915,480
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
3,290	Total Alabama			3,013,944
	Arizona – 4.8% (4.2% of Total Investments)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	918,490
	Bonds, Series 2007, 6.200%, 7/15/32
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,097,544
	2007, 7.000%, 12/01/27
5,325	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	4,557,188
	5.000%, 12/01/37
500	The Industrial Development Authority of the County of Pima Education Revenue Bonds, Arizona,	No Opt. Call	N/R	522,660
	Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	781,780
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
10,400	Total Arizona			8,877,662
	Arkansas – 0.1% (0.1% of Total Investments)
125	Little River County, Arkansas, Revenue Refunding Bonds, Georgia-Pacific Corporation, Series	4/10 at 100.00	B2	114,231
	1998, 5.600%, 10/01/26 (Alternative Minimum Tax)
	California – 13.8% (12.0% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	1,572,224
	2009, Trust 2985-1, 17.596%, 4/01/34 (IF)
2,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	1,665,220
	5.000%, 12/01/36
1,020	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008B,	8/17 at 100.00	AA–	927,435
	5.000%, 2/01/28 (Alternative Minimum Tax)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	Ba1	1,012,380
	2009, 8.500%, 11/01/39
1,825	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,585,651
	Health System, Series 2005A, 5.250%, 7/01/35
2,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	2,051,260
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
1,350	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	A+	1,129,815
	Option Bond Trust 3048, 13.549%, 11/15/48 (IF)
3,150	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	N/R	2,636,235
	Option Bond Trust 3102, 15.732%, 11/15/46 (IF)
	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,
	Franciscan Mobile Home Park Refunding, Series 2007A:
2,000	5.000%, 12/15/37	12/17 at 100.00	A–	1,651,340
1,975	6.500%, 12/15/47	12/17 at 100.00	N/R	1,647,407
1,370	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007,	9/15 at 102.00	N/R	906,063
	5.250%, 9/01/37
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
4,000	5.750%, 6/01/47	6/17 at 100.00	BBB	3,054,600
2,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,726,825
1,000	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	6/13 at 100.00	N/R	889,570
	6.000%, 6/01/35
500	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	494,250
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AAA	2,711,400
	Bond Trust 11780-1, 17.561%, 8/01/31 – AGM Insured (IF)
29,660	Total California			25,661,675
	Colorado – 6.8% (5.9% of Total Investments)
1,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,351,050
1,520	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BB+	1,212,869
	Academy, Series 2007A, 5.700%, 5/01/37
2,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R	1,759,940
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38
1,480	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	1,465,999
	Series 2006A, 5.000%, 9/01/41
5,045	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	4/17 at 100.00	N/R	3,230,818
	2007, 6.750%, 4/01/27 (Alternative Minimum Tax)
1,000	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007,	12/17 at 100.00	N/R	725,760
	5.400%, 12/01/27
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	990,990
	8.000%, 12/01/25
1,700	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,	No Opt. Call	A	1,850,280
	Series 2008, 6.500%, 11/15/38
15,245	Total Colorado			12,587,706
	Connecticut – 0.5% (0.5% of Total Investments)
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,004,540
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (WI/DD, Settling 2/04/10)
	Florida – 14.7% (12.8% of Total Investments)
1,000	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	726,400
	Bonds, Series 2006A, 5.125%, 5/01/38
1,000	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,002,950
	Series 2008A, 7.000%, 5/01/37
1,000	Colonial Country Club Community Development District, Florida, Capital Improvement Revenue	5/13 at 101.00	A+	1,027,530
	Bonds, Series 2003, 6.400%, 5/01/33
2,000	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	8/11 at 100.00	BBB	1,754,200
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
1,320	Fishhawk Community Development District II, Florida, Special Assessment Revenue Bonds, Series	5/14 at 100.00	N/R	1,185,928
	2004A, 6.125%, 5/01/34
2,000	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	1,691,640
	2004, 5.850%, 5/01/35
1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/10 at 100.00	BB+	1,000,290
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
2,915	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,461,659
	Gardens, Series 2004A, 5.900%, 5/01/35
1,500	Palm Glades Community Development District, Florida, Special Assessment Bond, Series 2008A,	5/18 at 100.00	N/R	1,100,835
	7.125%, 5/01/39
1,180	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	772,286
	Series 2004, 5.750%, 5/01/35
995	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	822,616
	6.000%, 5/01/37
970	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004,	5/12 at 101.00	N/R	401,512
	6.250%, 5/01/36
3,800	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	3,484,562
	South Florida, Trust 1030, 13.382%, 8/15/37 (IF)
6,000	Split Pine Community Development District, Florida, Special Assessment Bonds, Series 2007A,	5/17 at 100.00	N/R	3,752,220
	5.250%, 5/01/39
2,345	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	2,278,238
	Series 2007, 6.750%, 5/01/38
3,450	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	2,353,625
	5.400%, 5/01/37
2,000	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,434,500
	6.125%, 5/01/35
34,475	Total Florida			27,250,991
	Georgia – 2.7% (2.3% of Total Investments)
1,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A, Series 2008B, Series	1/19 at 100.00	N/R	1,004,420
	2008C, Series 2009B, Series 2009C, 7.500%, 1/01/31
1,170	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	CCC+	1,177,781
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	CCC+	1,290,313
	Lines, Inc. Project, Series 2009, 8.750%, 6/01/29
845	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/10 at 100.00	BB–	826,638
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (4)
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	662,500
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
5,265	Total Georgia			4,961,652
	Illinois – 10.2% (8.9% of Total Investments)
1,100	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	967,725
	Redevelopment Project, Series 2008, 7.000%, 1/01/28
5,620	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	No Opt. Call	BBB	4,841,180
	Series 2007, 5.000%, 12/01/36
1,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,140,350
1,500	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.500%, 4/01/37	4/17 at 100.00	Baa2	1,399,935
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,071,320
	2009, 6.875%, 8/15/38
500	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AAA	493,885
	Series 2005, 5.250%, 3/01/30 (WI/DD, Settling 2/18/10) – AGM Insured
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B+	1,286,020
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Southwestern Illinois Development Authority, Illinois, Saint Clair County Comprehensive Mental
	Health Center, Series 2007:
1,295	6.200%, 6/01/17	No Opt. Call	N/R	1,257,795
3,020	6.625%, 6/01/37	6/17 at 103.00	N/R	2,741,163
1,000	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite	3/14 at 100.00	N/R	988,740
	City Project, Series 2009B, 7.750%, 3/01/22
750	Springfield, Sangamon County, Illinois, Special Service Area (Legacy Pointe) Ad Valorem Tax	3/17 at 102.00	N/R	760,583
	Bonds, Series 2009, 7.875%, 3/01/32
20,685	Total Illinois			18,948,696
	Indiana – 3.1% (2.7% of Total Investments)
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,622,570
	System, Series 2006, 5.125%, 8/01/29
1,600	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	Aa3	1,661,680
	Guaranteed, Series 2007A, 15.229%, 10/15/20 (IF)
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	208,140
1,625	5.800%, 9/01/47	9/17 at 100.00	N/R	1,334,580
6,475	Total Indiana			5,826,970
	Iowa – 0.3% (0.2% of Total Investments)
500	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	509,085
	5.500%, 12/01/25
	Louisiana – 4.2% (3.6% of Total Investments)
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	3,622,325
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	3,182,920
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	942,120
	Series 2001B, 5.875%, 5/15/39
8,500	Total Louisiana			7,747,365
	Maryland – 0.4% (0.3% of Total Investments)
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	719,970
	Center, Series 2006A, 5.000%, 12/01/31
	Massachusetts – 0.0% (0.0% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Caa3	51,692
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Michigan – 0.9% (0.8% of Total Investments)
1,750	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,419,233
	Montessori Academy, Series 2007, 6.500%, 12/01/37
20	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/10 at 100.00	Ba3	16,922
	Obligated Group, Series 1998A, 5.250%, 8/15/23
325	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	4/10 at 100.00	BB–	246,236
	Center Obligated Group, Series 1997A, 5.250%, 8/15/27 – AMBAC Insured
2,095	Total Michigan			1,682,391
	Minnesota – 1.5% (1.3% of Total Investments)
3,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BB+	2,764,110
	Series 2005, 6.000%, 11/15/35
	Missouri – 2.7% (2.4% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,017,240
	Transportation Sales Revenue Bonds, Series 2009, 5.875%, 10/01/36
1,000	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of	4/14 at 100.00	A+	1,021,930
	Independence, Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38
500	Saint Louis Industrial Development Authority, Missouri, Empowerment Zone Hotel Facilities	12/19 at 107.00	N/R	491,415
	Revenue Bonds, Laurel Embassy Suites, Series 2009, 8.500%, 12/15/39
40	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	Ca	13,831
	Headquarters Hotel Project, Series 2000A, 7.000%, 12/15/15 (Alternative Minimum Tax) (5)
1,000	Saint Louis, Missouri, Orpheum Theater Community Improvement District, Property and Sales Tax	No Opt. Call	N/R	1,002,160
	Revenue Bonds, Series 2009, 9.000%, 3/01/29
1,953	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/10 at 100.00	N/R	1,462,621
	Project, Series 2008A, 6.300%, 8/22/26
5,493	Total Missouri			5,009,197
	Montana – 0.3% (0.3% of Total Investments)
710	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	596,045
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)
	Nevada – 1.3% (1.1% of Total Investments)
55	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	4/10 at 100.00	BB+	50,817
	1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)
1,200	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	7/10 at 100.00	Caa2	500,004
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
1,000	6.500%, 6/15/20	6/18 at 100.00	Ba3	963,450
1,000	6.750%, 6/15/28	6/18 at 100.00	Ba3	918,290
3,255	Total Nevada			2,432,561
	New Jersey – 4.1% (3.6% of Total Investments)
700	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	11/16 at 100.00	BB–	526,001
	Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
2,000	6.250%, 9/15/19 (Alternative Minimum Tax)	9/11 at 100.00	B	1,880,020
55	6.400%, 9/15/23 (Alternative Minimum Tax)	3/10 at 101.00	B	50,411
240	6.250%, 9/15/29 (Alternative Minimum Tax)	3/10 at 101.00	B	210,962
25	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	23,994
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
3,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	3,134,976
	University Hospital, Series 2007, 5.750%, 7/01/37
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	1,033,970
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	726,733
7,920	Total New Jersey			7,587,067
	New Mexico – 0.2% (0.2% of Total Investments)
500	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	429,380
	2007, 7.000%, 10/01/37
	New York – 1.0% (0.9% of Total Investments)
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/18 at 100.00	B–	981,500
	Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Mandatory put 8/01/16)
	(Alternative Minimum Tax)
1,030	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	899,128
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
2,030	Total New York			1,880,628
	North Carolina – 3.0% (2.6% of Total Investments)
1,970	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	1,500,687
	2007, 5.250%, 10/01/38
1,260	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,250,323
	Bonds, Series 2008, Trust 1149-3, 13.566%, 1/15/47 (IF)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,740	6.000%, 6/01/31	6/18 at 100.00	BBB	1,760,306
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,006,060
5,970	Total North Carolina			5,517,376
	Ohio – 4.0% (3.5% of Total Investments)
4,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	3,717,375
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	1,446,225
	Obligated Group, Tender Option Bond Trust 3551, 19.787%, 1/01/39 (IF)
1,015	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30	6/10 at 101.00	Caa1	814,507
	(Alternative Minimum Tax)
2,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	1,528,360
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)
9,110	Total Ohio			7,506,467
	Oklahoma – 0.4% (0.3% of Total Investments)
165	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	150,785
	5.000%, 2/15/42
45	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	6/10 at 100.00	B–	38,312
	6.250%, 6/01/20
500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	490,920
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)
710	Total Oklahoma			680,017
	Oregon – 0.1% (0.1% of Total Investments)
25	Oregon, Economic Development Revenue Bonds, Georgia Pacific Corp., Series 1995CLVII, 6.350%,	4/10 at 100.00	BB–	24,757
	8/01/25 (Alternative Minimum Tax) (4)
125	Oregon, Economic Development Revenue Refunding Bonds, Georgia Pacific Corp., Series 1997-183,	4/10 at 100.00	B2	115,771
	5.700%, 12/01/25
150	Total Oregon			140,528
	Pennsylvania – 2.0% (1.7% of Total Investments)
500	Allegheny Country Industrial Development Authority, Allegheny County, Pennsylvania,	No Opt. Call	BB	520,030
	Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding
	Series 2009, 6.750%, 11/01/24
1,010	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	901,991
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
450	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	425,016
	Series 2008A, 6.500%, 7/01/40
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/10 at 101.00	B+	822,410
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	4/19 at 100.00	AA+	951,440
	Trust 4657, 16.307%, 10/01/29 (IF) (6)
3,960	Total Pennsylvania			3,620,887
	Puerto Rico – 0.0% (0.0% of Total Investments)
20	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/10 at 100.00	CCC+	14,883
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
	Rhode Island – 0.3% (0.2% of Total Investments)
500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	476,040
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 2.4% (2.1% of Total Investments)
1,100	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International	8/11 at 100.00	BBB	931,040
	Paper Company, Series 2006A, 5.000%, 8/01/30 (Alternative Minimum Tax)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	3,452,418
	Series 2007B, 7.700%, 11/01/17
4,577	Total South Carolina			4,383,458
	Tennessee – 3.2% (2.8% of Total Investments)
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,825,540
	Wellmont Health System, Refunding Series 200A, 5.486%, 9/01/32
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37	11/17 at 100.00	N/R	870,000
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	580,000
2,761	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	2,634,049
7,261	Total Tennessee			5,909,589
	Texas – 11.0% (9.6% of Total Investments)
1,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	625,960
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
440	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	414,080
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center	No Opt. Call	BBB–	2,417,856
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A,
	8.750%, 2/15/28
3,000	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BB+	2,671,140
	Series 2008A, 6.500%, 8/15/38
990	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds,	1/14 at 102.00	N/R	933,986
	Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,113,104
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
335	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	339,660
	5.750%, 1/01/38
110	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	103,520
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
385	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	362,316
	Company, Series 2001A, 5.500%, 5/01/22 (Mandatory put 11/01/11)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	CCC	1,259,980
	LLC Project, Series 2003B, 6.150%, 8/01/22
4,255	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,139,604
	Texas Health Resources Project, Trust 1031, 12.136%, 2/15/36 (IF)
500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	535,885
	Lien Series 2008D, 6.250%, 12/15/26
985	Texas Public Finance Authority, Charter School Revenue Bonds, School of Excellence Charter	12/14 at 100.00	BB	929,742
	School, Series 2004A, 7.000%, 12/01/34
5,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 100.00	BBB+	4,597,650
	2002A, 5.000%, 8/15/42 – AMBAC Insured
22,430	Total Texas			20,444,483
	Utah – 3.5% (3.0% of Total Investments)
	Utah State Charter School Finance Authority, Noah Webster Academy Revenue Bonds, Series:
500	6.250%, 6/15/28	6/17 at 100.00	N/R	443,140
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,237,479
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	4,824,560
	2007A, 5.800%, 6/15/38
7,480	Total Utah			6,505,179
	Virgin Islands – 0.5% (0.5% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	1,008,310
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 0.6% (0.5% of Total Investments)
50	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	6/10 at 100.50	B2	46,063
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (4)
1,000	Virginia Small Business Financing Authority Revenue Bonds (Hampton Roads Proton Beam Therapy	7/14 at 102.00	N/R	1,039,720
	Institute at Hampton University, LLC Project), Series 2009, 9.000%, 7/01/39
1,050	Total Virginia			1,085,783
	Washington – 6.2% (5.5% of Total Investments)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,030,680
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.590%, 6/01/34 (IF)
3,500	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	No Opt. Call	N/R	2,911,930
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	5,690,440
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,915	Total Washington			11,633,050
	West Virginia – 0.3% (0.3% of Total Investments)
740	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	589,817
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 1.0% (0.9% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	28,240
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
360	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc. Project, Series 1999B,	No Opt. Call	B2	355,016
	5.500%, 7/01/15
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	780,459
	Inc., Tender option Bond Trust 3114, 15.825%, 2/15/32 – NPFG Insured (IF)
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	745,139
	Healthcare System, Series 2006, Trust 2187, 14.574%, 8/15/34 (IF)
2,890	Total Wisconsin			1,908,854
	Wyoming – 1.0% (0.9% of Total Investments)
2,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB+	1,852,020
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 244,476	Total Investments (cost $224,468,461) – 114.7%			212,934,299
	Borrowings – (18.9)% (7)			(35,000,000)
	Other Assets Less Liabilities – 4.2%			7,734,604
	Net Assets Applicable to Common Shares – 100%			$ 185,668,903

Investments in Derivatives

Forward Swaps outstanding at January 31, 2010:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
JPMorgan	$6,000,000	Receive	3-Month USD-LIBOR	3.413%	Semi-Annually	4/09/10	4/09/39	$1,034,400
Royal Bank of Canada	3,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	563,700
								$1,598,100

Futures Contracts at January 31, 2010:

					Unrealized
	Contract	Number of	Contract		Appreciation
Type	Position	Contracts	Expiration	Value	(Depreciation)
U.S. Treasury 30-Year Bond	Short	(87)	3/10	$(10,336,688)	$166,302

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$212,934,299	$ —	$212,934,299
Derivatives:
Forward Swaps*	—	1,598,100	—	1,598,100
Future Contracts*	166,302	—	—	166,302
Total	$166,302	$214,532,399	$ —	$214,698,701
* Represents net unrealized appreciation (depreciation).

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of January 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on	$1,598,100	—	$ —
		forward swaps*
Interest Rate	Futures	Deposits with brokers for open	166,302	—	—
		futures contracts and Receivable for
		variation margin on futures contracts**
Total			$1,764,402		$ —

*	Represents cumulative appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.
**	Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts presented on the Statement of Assets and Liabilities.
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $228,517,276.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 8,851,324
Depreciation	(24,434,301)
Net unrealized appreciation (depreciation) of investments	$(15,582,977)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)	Borrowings as a percentage of Total Investments is 16.4%.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010